Property, Plant, and Equipment (Tables)	12 Months Ended
Mar. 31, 2012
Property, Plant, and Equipment
Schedule of Property, Plant and Equipment

	March 31
	2012	2011
Land	$38,601	$32,295
Buildings and improvements	315,179	297,924
Machinery and equipment	1,146,284	1,089,247
Property not yet in service	48,215	49,244
Gross property, plant, and equipment	1,548,279	1,468,710
Less accumulated depreciation	(943,781)	(880,961)
Net property, plant, and equipment	$604,498	$587,749